Pension and Other Employee Benefits - Summary of Allocation of Fair Value of Plan Assets of Defined Contribution Plans (Detail)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Fair Value Of Plan Assets [Line Items]
Investments in listed and unlisted equity securities	79.00%	95.00%
Smart and Subsidiaries [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Investments in debt and fixed income securities and others	73.00%	86.00%
Investments in listed and unlisted equity securities	27.00%	14.00%
Percentage of investments in pension plan assets	100.00%	100.00%